Farmers New World Life Insurance Company Legal Department 3120 139th Avenue SE, Suite 300 Bellevue, Washington 98005

Garrett B. Paddor
General Counsel & Corporate Secretary
October 16, 2019	Direct: 206/275-8152
Main: 206/275-8140
Email: garrett.paddor@farmersinsurance.com

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Farmers Variable Life Separate Account A

Farmers EssentialLife® Variable Universal Life Policy (“Policy”)

Post-Effective Amendment No. 12 to Registration Statement on Form N-6

(File No. 333-149540 and No. and 811-09507)

Commissioners:

Farmers New World Life Insurance Company (“Farmers Life”), on behalf of its Farmers Variable Life Separate Account A (“Registrant”), is submitting herewith one electronically formatted copy of the above-captioned filing (“Filing”) under the Securities Act of 1933, as amended (“Securities Act”). The Filing also constitutes Amendment No. 54 to Registrant’s registration statement under the Investment Company Act of 1940, as amended (“1940 Act”).

I. Purpose of the Filing

The sole purpose of the Filing is to amend the registration statement to reflect disclosure and other changes relating to the inclusion of the 2017 Commissioners Standard Ordinary (CSO) Mortality Table (“2017 CSO Table”) in the above-captioned Policy.

II. Procedural Matters

A. Request for Selective Review

We respectfully request selective review of the Filing pursuant to: (i) the Division of Investment Management’s Accounting and Disclosure Information 2018-06 (June 12, 2018) (“ADI 2018-06”); (ii) the Division of Investment Management’s IM Guidance Update No. 2016-06 (Dec. 2016) (“2016 IM Guidance”) and (iii) Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). The Commission staff also has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.

The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.” In view of Registrant’s timetable, discussed in B, below, we would appreciate receiving a prompt communication from the staff regarding the review it will accord the filing.

In support of our request, and consistent with the requirements of ADI 2018-06, the 2016 IM Guidance, and the Release, we respectfully note that the prospectus disclosure describing the offering of the Policy is identical in all material respects to the that which the Commission staff has previously reviewed for the current offering of the Policy, except for the following:

1.	the replacement of the existing mortality table with the 2017 CSO Table mandated by applicable state insurance law,

2.	a slight increase in the maximum current and guaranteed surrender charge, resulting from the inclusion of the 2017 CSO Table,

3.	decreases in the minimum and maximum cost of insurance charges, resulting from the inclusion of the 2017 CSO Table, and

4.	a maximum limit imposed by the state of California on the Monthly Underwriting and Sales Expense Charge, in response to the inclusion of the 2017 CSO Table.

The foregoing changes affect only new Policies that will be issued after the effective date of the amended registration statement. Registrant does not believe that there are any other specific areas that warrant particular attention. To facilitate review of the Filing, Registrant intends to provide to the Commission staff a marked copy of the Filing showing the changes made.

B. Timetable for Effectiveness

Registrant intends to offer the Policy that includes the 2017 CSO Table in lieu of the existing Policy following the effectiveness of the above-captioned registration statement, as amended by the Filing, ideally no later than December 7, 2019. At the appropriate time, Registrant or its counsel, Carlton Fields, P.A., will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter has authorized its counsel to state on its behalf that it is aware of its obligations under the Securities Act.

Please direct any questions or comments regarding this registration statement to the undersigned at 206-275-8152 or our outside counsel, Richard Choi of Carlton Fields, P.A., at 202-965-8127.

Sincerely,

/s/ Garrett B. Paddor

Garrett B. Paddor
General Counsel and Corporate Secretary